Share-based Payments - Movements in Number of Restricted Share Units Dependent on Market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on market performance condition [member]
	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	59,400	75,645
Exercised	(761)	(16,245)
Ending balance	58,639	59,400
Exercisable	58,639
Weighted average fair value, Beginning balance	$ 14.3	$ 14.1
Exercised	14.3	13.39
Weighted average fair value, Ending balance	14.3	14.3
Exercisable	14.3
Aggregate intrinsic value	5,463,000	$ 5,078,000	$ 5,480,000
Aggregate intrinsic value, exercisable	$ 5,463,000